Note 19 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2016	Jul. 25, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Restricted cash	$ 229	$ 238
Cash and cash equivalents	177,643	32,969
Total	$ 177,873	$ 33,207	$ 34,181	$ 17,173		$ 30,602